FINANCIAL ASSETS (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Investments, All Other Investments [Abstract]
Fair value change of financial asset				$ 1,201,000